Summary of Significant Accounting Policies - Summary of Weighted-Average Assumption Utilized to Determine Fair Value of Option (Detail) - $ / shares	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions And Methodology [Abstract]
Expected term (in years)	6 years 1 month 6 days	6 years 2 months 12 days	6 years 3 months 18 days
Risk-free interest rate	2.10%	2.00%	3.10%
Expected volatility	41.00%	42.70%	52.60%
Estimated grant date fair value per ordinary share	$ 20.22	$ 9.80	$ 7.20